Business Combinations, Divestitures and Discontinued Operations and Selected Financial Information by Reportable Segment and Line of Business - Summary of Consolidating Statements of Operations by Geographic Operating Segments (Detail) - USD ($)
$ in Millions
		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
External revenues		$ 16,200	$ 16,554	$ 14,706
Operating EBITDA		3,078	3,149	2,433
Less: Depreciation and amortization		1,250	1,190	1,072
Operating earnings before other expenses, net		1,828	1,959	1,361
Other expenses, net		(7)	(211)	(488)
Financial expense		(555)	(539)	(505)
Financial income and other items, net		(379)	16	172
Reportable segments [member]
Disclosure of operating segments [line items]
External revenues		15,732	16,103	14,293
Operating EBITDA		3,378	3,420	2,707
Less: Depreciation and amortization		1,108	1,071	984
Operating earnings before other expenses, net		2,270	2,349	1,723
Other expenses, net		(149)	(184)	(407)
Financial expense		(177)	(170)	(128)
Financial income and other items, net		(315)	48	26
Other activities [member]
Disclosure of operating segments [line items]
External revenues	[1]	468	451	413
Operating EBITDA	[1]	(300)	(271)	(274)
Less: Depreciation and amortization	[1]	142	119	88
Operating earnings before other expenses, net	[1]	(442)	(390)	(362)
Other expenses, net	[1]	142	(27)	(81)
Financial expense	[1]	(378)	(369)	(377)
Financial income and other items, net	[1]	(64)	(32)	146
Mexico [member]
Disclosure of operating segments [line items]
External revenues		4,745	4,855	3,642
Mexico [member] | Reportable segments [member]
Disclosure of operating segments [line items]
Sales (including intragroup transactions)		4,881	5,060	3,842
Less: Intragroup transactions		(136)	(205)	(200)
External revenues		4,745	4,855	3,642
Operating EBITDA		1,475	1,488	1,133
Less: Depreciation and amortization		207	221	172
Operating earnings before other expenses, net		1,268	1,267	961
Other expenses, net		(26)	(59)	(69)
Financial expense		(38)	(39)	(28)
Financial income and other items, net		(269)	105	32
United States [member]
Disclosure of operating segments [line items]
External revenues		5,194	5,338	5,034
United States [member] | Reportable segments [member]
Disclosure of operating segments [line items]
Sales (including intragroup transactions)		5,194	5,338	5,038
Less: Intragroup transactions				(4)
External revenues		5,194	5,338	5,034
Operating EBITDA		1,031	1,040	762
Less: Depreciation and amortization		514	483	455
Operating earnings before other expenses, net		517	557	307
Other expenses, net		(4)	(31)	(205)
Financial expense		(74)	(75)	(55)
Financial income and other items, net		(33)	(30)	(21)
United Kingdom [member]
Disclosure of operating segments [line items]
External revenues		953	992	982
United Kingdom [member] | Reportable segments [member]
Disclosure of operating segments [line items]
Sales (including intragroup transactions)		953	992	982
External revenues		953	992	982
Operating EBITDA		186	193	195
Less: Depreciation and amortization		91	72	60
Operating earnings before other expenses, net		95	121	135
Other expenses, net		(6)	(6)	(8)
Financial expense		(14)	(14)	(8)
Financial income and other items, net		15	(17)	(8)
France [member]
Disclosure of operating segments [line items]
External revenues		756	842	781
France [member] | Reportable segments [member]
Disclosure of operating segments [line items]
Sales (including intragroup transactions)		756	842	781
External revenues		756	842	781
Operating EBITDA		34	53	63
Less: Depreciation and amortization		42	54	50
Operating earnings before other expenses, net		(8)	(1)	13
Other expenses, net		(56)	(39)	1
Financial expense		(16)	(15)	(10)
Financial income and other items, net		1	(1)	2
Germany [member]
Disclosure of operating segments [line items]
External revenues		424	447	439
Germany [member] | Reportable segments [member]
Disclosure of operating segments [line items]
Sales (including intragroup transactions)		476	497	485
Less: Intragroup transactions		(52)	(50)	(46)
External revenues		424	447	439
Operating EBITDA		23	37	40
Less: Depreciation and amortization		34	32	28
Operating earnings before other expenses, net		(11)	5	12
Other expenses, net		2	(3)	2
Financial expense		(3)	(2)	(2)
Financial income and other items, net		(5)	(5)	(3)
Poland [member]
Disclosure of operating segments [line items]
External revenues		542	466	415
Poland [member] | Reportable segments [member]
Disclosure of operating segments [line items]
Sales (including intragroup transactions)		543	467	419
Less: Intragroup transactions		(1)	(1)	(4)
External revenues		542	466	415
Operating EBITDA		100	72	64
Less: Depreciation and amortization		27	24	22
Operating earnings before other expenses, net		73	48	42
Other expenses, net		(1)	1	1
Financial expense		(3)	(2)	(2)
Financial income and other items, net			2	4
Spain [member]
Disclosure of operating segments [line items]
External revenues		409	411	346
Spain [member] | Reportable segments [member]
Disclosure of operating segments [line items]
Sales (including intragroup transactions)		455	449	382
Less: Intragroup transactions		(46)	(38)	(36)
External revenues		409	411	346
Operating EBITDA		60	71	6
Less: Depreciation and amortization		29	31	28
Operating earnings before other expenses, net		31	40	(22)
Other expenses, net		(13)	3	(113)
Financial expense		(4)	(2)	(2)
Financial income and other items, net		(1)	1	2
Israel [member]
Disclosure of operating segments [line items]
External revenues		724	794	840
Israel [member] | Reportable segments [member]
Disclosure of operating segments [line items]
Sales (including intragroup transactions)		724	794	840
External revenues		724	794	840
Operating EBITDA		79	90	112
Less: Depreciation and amortization		37	33	46
Operating earnings before other expenses, net		42	57	66
Other expenses, net		(1)	5	5
Financial expense		(8)	(6)	(4)
Financial income and other items, net		1	1
Rest of EMEA [member]
Disclosure of operating segments [line items]
External revenues		784	766	706
Rest of EMEA [member] | Reportable segments [member]
Disclosure of operating segments [line items]
Sales (including intragroup transactions)		784	770	707
Less: Intragroup transactions			(4)	(1)
External revenues		784	766	706
Operating EBITDA		155	147	116
Less: Depreciation and amortization		47	48	55
Operating earnings before other expenses, net		108	99	61
Other expenses, net		(8)	(7)	(10)
Financial expense		(7)	(6)	(4)
Financial income and other items, net		(5)	(6)	2
Colombia [member]
Disclosure of operating segments [line items]
External revenues		466	458	429
Colombia [member] | Reportable segments [member]
Disclosure of operating segments [line items]
Sales (including intragroup transactions)	[2]	468	458	429
Less: Intragroup transactions	[2]	(2)
External revenues	[2]	466	458	429
Operating EBITDA	[2]	65	62	61
Less: Depreciation and amortization	[2]	27	25	24
Operating earnings before other expenses, net	[2]	38	37	37
Other expenses, net	[2]	(11)	(19)	12
Financial expense	[2]	(4)	(6)	(7)
Financial income and other items, net	[2]	(15)	(1)	22
Panama [member]
Disclosure of operating segments [line items]
External revenues		125	132	115
Panama [member] | Reportable segments [member]
Disclosure of operating segments [line items]
Sales (including intragroup transactions)	[2]	148	158	149
Less: Intragroup transactions	[2]	(23)	(26)	(34)
External revenues	[2]	125	132	115
Operating EBITDA	[2]	29	35	28
Less: Depreciation and amortization	[2]	17	17	16
Operating earnings before other expenses, net	[2]	12	18	12
Other expenses, net	[2]	(2)	(2)	(2)
Financial expense	[2]	(1)
Caribbean TCL [member]
Disclosure of operating segments [line items]
External revenues		309	317	294
Caribbean TCL [member] | Reportable segments [member]
Disclosure of operating segments [line items]
Sales (including intragroup transactions)	[3]	330	329	302
Less: Intragroup transactions	[3]	(21)	(12)	(8)
External revenues	[3]	309	317	294
Operating EBITDA	[3]	87	78	74
Less: Depreciation and amortization	[3]	20	20	17
Operating earnings before other expenses, net	[3]	67	58	57
Other expenses, net	[3]	(18)	(17)	(19)
Financial expense	[3]	(3)	(2)	(4)
Financial income and other items, net	[3]	(4)	(2)	(1)
Rest of South, Central America and the Caribbean [member]
Disclosure of operating segments [line items]
External revenues		301	285	270
Rest of South, Central America and the Caribbean [member] | Reportable segments [member]
Disclosure of operating segments [line items]
Sales (including intragroup transactions)	[2]	302	285	271
Less: Intragroup transactions	[2]	(1)		(1)
External revenues	[2]	301	285	270
Operating EBITDA	[2]	54	54	53
Less: Depreciation and amortization	[2]	16	11	11
Operating earnings before other expenses, net	[2]	38	43	42
Other expenses, net	[2]	(5)	(10)	(2)
Financial expense	[2]	$ (2)	(1)	(2)
Financial income and other items, net	[2]		$ 1	$ (5)

[1]	In regards of external revenues, refers mainly to trade maritime transactions of cement and clinker carried by Cemex’s trading unit and, in the rest of the captions, refers to Cemex’s corporate activities.
[2]	Until June 2023, after the conclusion of a tender offer and delisting process, Cemex Latam Holdings, S.A. (“CLH”), a company incorporated in Spain, traded its ordinary shares on the Colombian Stock Exchange. CLH is the indirect holding company of Cemex’s operations in Colombia, Panama, Nicaragua and, until September 10, 2024, of the operations in Guatemala and, until August 31, 2022, of the operations in Costa Rica and El Salvador. As of December 31, 2024 and 2023, there was a non-controlling interest in CLH of 0.16% and 0.50%, respectively (note 21.4).
[3]	The shares of TCL trade on the Trinidad and Tobago Stock Exchange. As of December 31, 2024 and 2023, there was a non-controlling interest in TCL of 30.17% of its ordinary shares in both years (note 21.4).